Cardiothoracic Closure Business Divestiture (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Summary of CT Business divestiture
The calculation of the gain on the CT Business divestiture is as follows and is included in discontinued operations:

Proceeds from cardiothoracic closure business divestiture	$51,000
Inventories—net	(2,893)
Property, plant and equipment—net	(1,299)
Goodwill	(8,645)
Other intangible assets—net	(280)
Cardiothoracic closure business divestiture expenses	(3,793)

Gain on cardiothoracic closure business divestiture	$34,090